ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Investment In Operating Limited Partnerships [Policy Text Block]
Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the Fund recorded a valuation allowance of $571,905 and $457,496 as of March 31, 2013 and 2012, respectively.

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. Impairment losses have been recognized for the years ended March 31, 2013 and 2012 of $9,932,388 and $16,692,807, respectively.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the fund utilizes a March 31 year end. The Fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the fund when received.

Prior to January 1, 1999, the Fund recorded acquisition costs as an increase in its investments in operating limited partnerships. These costs were amortized by the operating limited partnerships over 27.5 years on the straight-line method. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the fund. These differences are shown as reconciling items in note C. As of January 1, 1999, the Fund records acquisition costs incurred after January 1, 1999 as deferred acquisition costs. These costs are amortized on the straight-line method.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating limited partnerships' general partners and their guarantee against credit recapture.

Capitalization of Deferred Policy Acquisition Costs, Policy [Policy Text Block]
Deferred Acquisition Costs

Acquisition costs were amortized on the straight-line method over 27.5 years. As of March 31, 2013 and 2012, an impairment loss of $147,078 and $1,595,113, respectively, was recorded and the lives of the remaining acquisition costs were reassessed.

Accumulated amortization as of March 31, 2013 and 2012, as well as the March 31, 2013 and 2012 impairments and the remaining lives are as follows:

	Accumulated Amortization	Accumulated Amortization	Acquisition Costs Impairment	Acquisition Costs Impairment	Remaining Life Acquistion Costs
	2013	2012	2013	2012	Years
Series 20	$-	$-	$-	$-	-
Series 21	-	-	-	-	-
Series 22	-	-	-	-	-
Series 23	-	-	-	-	-
Series 24	-	-	-	-	-
Series 25	-	-	-	-	-
Series 26	-	-	-	-	-
Series 27	261,567	196,176	-	-	-
Series 28	-	-	-	-	-
Series 29	-	-	-	-	-
Series 30	-	-	-	-	-
Series 31	-	-	-	-	-
Series 32	-	-	-	-	-
Series 33	-	-	-	-	-
Series 34	-	-	-	-	-
Series 35	-	-	-	-	-
Series 36	-	-	-	-	-
Series 37	-	-	-	-	-
Series 38	-	-	-	-	-
Series 39	-	-	-	-	-
Series 40	-	-	-	-	-
Series 41	-	-	113,304	79,027	-
Series 42	69,160	-	-	12,785	4
Series 43	66,792	-	-	160,616	4
Series 44	1,131,199	848,399	-	-	4
Series 45	17,816	-	-	1,276,381	4
Series 46	-	-	33,774	66,304	4

	$1,546,534	$1,044,575	$147,078	$1,595,113

The annual amortization for deferred acquisition costs for the years 2014, 2015, 2016 and 2017 are estimated to be $446,667.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying value approximates fair value because of the short maturity of these instruments.

Fiscal Period, Policy [Policy Text Block]
Fiscal Year

For financial reporting purposes, the fund uses a March 31 year end, whereas for income tax reporting purposes, the fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Earnings Per Benefical Assignee Partnership Unit [Policy Text Block]
Net Loss Per Beneficial Assignee Certificate Unit

Net loss per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 20	3,865,700	3,866,367
Series 21	1,890,700	1,890,700
Series 22	2,564,400	2,564,400
Series 23	3,336,727	3,336,727
Series 24	2,169,878	2,169,878
Series 25	3,025,609	3,025,942
Series 26	3,995,667	3,995,900
Series 27	2,460,700	2,460,700
Series 28	4,000,238	4,000,571
Series 29	3,991,800	3,991,800
Series 30	2,651,000	2,651,000
Series 31	4,417,857	4,417,857
Series 32	4,753,698	4,754,031
Series 33	2,636,200	2,636,533
Series 34	3,529,319	3,529,319
Series 35	3,300,463	3,300,463
Series 36	2,106,837	2,106,837
Series 37	2,512,500	2,512,500
Series 38	2,543,100	2,543,100
Series 39	2,292,152	2,292,152
Series 40	2,630,256	2,630,256
Series 41	2,891,626	2,891,626
Series 42	2,744,262	2,744,262
Series 43	3,637,987	3,637,987
Series 44	2,701,973	2,701,973
Series 45	4,014,367	4,014,367
Series 46	2,980,998	2,980,998

	83,646,014	83,648,246

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Fund's condensed financial statements.